Business Combinations - Summary of Proforma Revenues and Net Income (Detail) - Ultragas [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenues of the combined entity	$ 470,373	$ 437,957
Net income/(loss) of the combined entity	$ (23,816)	$ 4,056